Fees Summary	Aug. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 303,791,807
Previously Paid Amount	28,161.5
Total Fee Amount	28,161.5
Total Offset Amount	0
Net Fee	0
Narrative - Max Aggregate Offering Price	$ 500,000,000
Narrative - Max Aggregate Offering Amount | shares	500,000,000